Accounts Receivable Financing Facility (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
42 Telecom
Accounts Receivable Financing Facility (Details) [Line Items]
Accounts receivable financing facility		$ 331,432
Telvantis
Accounts Receivable Financing Facility (Details) [Line Items]
Business Combination, Recognized Identifiable Assets Acquired And Liabilities Assumed, Accounts Receivable Financing Facility		(12,342,163)
42 Telecom
Accounts Receivable Financing Facility (Details) [Line Items]
Accounts receivable financing facility	$ 0	332,000
Telvantis
Accounts Receivable Financing Facility (Details) [Line Items]
Accounts receivable financing facility	$ (17,457,000)	$ (12,342,000)